FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Amaranth Advisors, L.L.C.
Address:          1 American Lane
                  Greenwich, Connecticut 06831

13F File Number:  28-10773

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Glynn
Title:     Chief Financial Officer
Phone:     203-422-3310

Signature, Place, and Date of Signing:

/s/ James Glynn
--------------------------------------
(Signature)

Greenwich, Connecticut
--------------------------------------
(City, State)

May 15, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $14,540 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 3/31/07                      Name of Reporting Managers:  Amaranth Advisors, L.L.C.


        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
BOSTON SCIENTIFIC CORP
    JAN08 CALL 40             COM          101137107  14,540    1000000   SH  CALL    SHARED               0       1000000     0


                                      Value Total:  14,540

                                       Entry Total:     1